UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Thomas Finley, President, Government
      Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Government Securities Delaware, LLC


Semi-Annual Report (Unaudited)
June 30, 2007


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the six-month period ended June 30, 2007.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 6.22% as a percentage of average net assets and paid dividends of $ 15.47 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the six-month period ended June 30, 2007 and the fund's portfolio holdings have remained the same.


Thomas F. Finley
President

                                             Government Securities Delaware, LLC
Schedule of Investments as of June 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------------
                    Face
                   Amount                    Investments                                          Value
-------------------------------------------------------------------------------------------------------
Notes-          $500,000,000      Merrill Lynch & Co., Inc., 5.39%
94.3%                               due 8/15/2009 (a)(b)                                $   500,000,000
                 500,000,000      Merrill Lynch Capital Services, Inc., 5.40%
                                    due 8/15/2009 (a)(b)                                    500,000,000
-------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $1,000,000,000*) - 94.3%    1,000,000,000
                                    Other Assets Less Liabilities - 5.7%                     60,257,249
                                                                                        ---------------
                                    Net Assets - 100.0%                                 $ 1,060,257,249
                                                                                        ===============

*     Cost for federal income tax purposes.
(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Company, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Interest Income
      ==========================================================================
      Merrill Lynch & Co., Inc.,
        5.39% due 8/15/2009                          --              $13,788,723
      Merrill Lynch Capital Services, Inc.,
        5.40% due 8/15/2009                          --              $13,814,629
      --------------------------------------------------------------------------

o     Swap contracts outstanding as of June 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------------
                                                                         Notional           Unrealized
                                                                          Amount           Depreciation
      -------------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15th and August 15th, minus 1.09%
      and pay a 1-month LIBOR, reset on the 15th of each
      month, plus .07% compounded

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                             $1,000,000,000        $  (261,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                             $      694,445           (131,324)
      -------------------------------------------------------------------------------------------------
      Total                                                                                 $  (392,324)
                                                                                            ===========

      See Notes to Financial Statements.

      Portfolio Information as of June 30, 2007
      ==========================================================================
                                                                      Percent of
                                                                      Total Net
      Asset Mix                                                       Assets*
      ==========================================================================
      Notes ......................................................... 94.3%
      --------------------------------------------------------------------------
      * Total may not equal 100%.

                                             Government Securities Delaware, LLC

STATEMENT OF ASSETS AND LIABILITIES

              As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets:       Investments in affiliated securities, at value (identified cost - $1,000,000,000)                      $1,000,000,000
              Cash ............................................................................                              74,851
              Unrealized appreciation on reverse repurchase agreements-net ....................                          34,118,879
              Receivables:
                   Interest from affiliates ...................................................    $   20,237,821
                   Reverse repurchase agreements-net ..........................................         6,177,156
                   Swaps-net ..................................................................           109,962        26,524,939
                                                                                                   --------------    --------------
              Total assets ....................................................................                       1,060,718,669
                                                                                                                     --------------
===================================================================================================================================
Liabilities:  Unrealized depreciation on swaps-net ............................................                             392,324
              Payable to administrator ........................................................                              69,096
                                                                                                                     --------------
              Total liabilities ...............................................................                             461,420
                                                                                                                     --------------
===================================================================================================================================
Net Assets:   Net assets ......................................................................                      $1,060,257,249
                                                                                                                     ==============
===================================================================================================================================
Net Assets    Beneficial interest, par value $500 (2,000,200 units authorized) and additional
Consist of:      paid-in capital ..............................................................                      $1,021,877,523
              Undistributed investment income-net .............................................    $    4,582,765
              Undistributed realized capital gains-net ........................................            70,406
              Unrealized appreciation-net .....................................................        33,726,555
                                                                                                   --------------
              Total accumulated earnings-net ..................................................                          38,379,726
                                                                                                                     --------------
              Total-Equivalent to $530.10 net asset value per unit based on 2,000,104 units
                 outstanding ..................................................................                      $1,060,257,249
                                                                                                                     ==============

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF OPERATIONS

                             For the Six Months Ended June 30, 2007 (Unaudited)
===================================================================================================================================
Investment                   Interest from affiliates .........................................                      $   27,603,352
Income:                      Interest on reverse repurchase agreement-net .....................                           7,959,869
                                                                                                                     --------------
                             Total income .....................................................                          35,563,221
                                                                                                                     --------------
===================================================================================================================================
Expenses:                    Administrative fees ..............................................                              25,138
                             Interest expense on promissory notes .............................                              11,075
                                                                                                                     --------------
                             Total expenses ...................................................                              36,213
                                                                                                                     --------------
                             Investment income-net ............................................                          35,527,008
                                                                                                                     --------------
===================================================================================================================================
Realized & Unrealized        Realized gain on swaps-net .......................................                              70,406
Gain (Loss) - Net            Change in unrealized appreciation/depreciation on:
                                Reverse repurchase agreement-net ..............................    $  (13,660,244)
                                Swaps-net .....................................................            94,756       (13,565,488)
                                                                                                   --------------    --------------
                             Total realized & unrealized loss-net .............................                         (13,495,082)
                                                                                                                     --------------
                             Net Increase in Net Assets Resulting from Operations .............                      $   22,031,926
                                                                                                                     ==============

            See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six        For the
                                                                                                     Months Ended      Year Ended
                                                                                                    June 30, 2007     December 31,
                    Increase (Decrease) in Net Assets:                                               (Unaudited)          2006
===================================================================================================================================
Operations:         Investment income-net .....................................................    $   35,527,008    $   72,166,263
                    Realized gain (loss)-net ..................................................            70,406          (983,884)
                    Change in unrealized appreciation/depreciaton-net .........................       (13,565,488)      (25,481,462)
                                                                                                   --------------    --------------
                    Net increase in net assets resulting from operations ......................        22,031,926        45,700,917
                                                                                                   --------------    --------------
===================================================================================================================================
Dividends           Investment income-net .....................................................       (30,944,243)      (70,861,790)
to Unit                                                                                            --------------    --------------
Holders:            Net decrease in net assets resulting from dividends to unit holders .......       (30,944,243)      (70,861,790)
                                                                                                   --------------    --------------
===================================================================================================================================
Net Assets:         Total decrease in net assets ..............................................        (8,912,317)      (25,160,873)
                    Beginning of period .......................................................     1,069,169,566     1,094,330,439
                                                                                                   --------------    --------------
                    End of period* ............................................................    $1,060,257,249    $1,069,169,566
                                                                                                   ==============    ==============
===================================================================================================================================
                    * Undistributed investment income-net .....................................    $    4,582,765    $           --
                                                                                                   ==============    ==============

            See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                         For the Six
                                                                               Months Ended         For the Year Ended December 31,
                                                                              June 30, 2007         -------------------------------
                                                                               (Unaudited)             2006                 2005
===================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   534.56           $   547.14           $   576.77
Operating                                                                      ----------           ----------           ----------
Performance:       Investment income-net ...................................        17.76                36.08                35.64
                   Realized and unrealized gain (loss)-net .................        (6.75)              (13.23)              (29.67)
                                                                               ----------           ----------           ----------
                   Total from investment operations ........................        11.01                22.85                 5.97
                                                                               ----------           ----------           ----------
                   Less dividends to unit holders from investment income-net       (15.47)              (35.43)              (35.60)
                                                                               ----------           ----------           ----------
                   Net asset value, end of period ..........................   $   530.10           $   534.56           $   547.14
                                                                               ==========           ==========           ==========
===================================================================================================================================
Total Investment   Based on net asset value per share ......................        2.06%**               4.18%                1.04%
Return:                                                                        ==========           ==========           ==========
===================================================================================================================================
Ratios Based on    Expenses ................................................          .01%*                .01%                 .01%
Average Net                                                                    ==========           ==========           ==========
Assets:            Investment income-net ...................................         6.22%*               6.74%                6.38%
                                                                               ==========           ==========           ==========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $1,060,257           $1,069,170           $1,094,330
Data:                                                                          ==========           ==========           ==========
                   Portfolio turnover ......................................            0%                   0%                   0%
                                                                               ==========           ==========           ==========

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                          For the Year Ended December 31,
                                                                               ----------------------------------------------------
                                                                                  2004                 2003                2002
==================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   594.10           $   613.37          $   559.00
Operating                                                                      ----------           ----------          ----------
Performance:       Investment income-net ...................................        35.74                35.78               35.43
                   Realized and unrealized gain (loss)-net .................       (17.97)              (18.95)              54.54
                                                                               ----------           ----------          ----------
                   Total from investment operations ........................        17.77                16.83               89.97
                                                                               ----------           ----------          ----------
                   Less dividends to unit holders from investment income-net       (35.10)              (36.10)             (35.60)
                                                                               ----------           ----------          ----------
                   Net asset value, end of period ..........................   $   576.77           $   594.10          $   613.37
                                                                               ==========           ==========          ==========
==================================================================================================================================
Total Investment   Based on net asset value per share ......................         2.99%                2.74%              16.10%
Return:                                                                        ==========           ==========          ==========
==================================================================================================================================
Ratios Based on    Expenses ................................................          .01%                 .01%                .00%+
Average Net                                                                    ==========           ==========          ==========
Assets:            Investment income-net ...................................         6.13%                5.93%               6.10%
                                                                               ==========           ==========          ==========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $1,153,609           $1,188,267          $1,226,796
Data:                                                                          ==========           ==========          ==========
                   Portfolio turnover ......................................            0%                   0%                  0%
                                                                               ==========           ==========          ==========

      +     Amount is less than .01%.
      *     Annualized.
      **    Aggregate total investment return.

            See Notes to Financial Statements.

Government Securities Delaware, LLC
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments- Reverse repurchase agreements, swap agreements and other securities are valued at fair value as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments- The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

      o Swaps - The Company may enter into swap agreements, which are over-the-counter contracts in which the Company and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Company are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market monthly and changes in the value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company in the form of cash and promissory notes are recorded on the ex-dividend dates.

(f) Securities lending - The Company may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Company and any additional required collateral is delivered to the Company on the next business day. Where the Company receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Company typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Company receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Company may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Company could experience delays and costs in gaining access to the collateral. The Company also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Company's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, management is evaluating the implications of FAS 157 and its impact on the Company's financial statements, if any, has not been determined.

In addition, in February 2007, "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Company's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

The Company has an Administrative Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co. ("Merrill Lynch"). For such services, the Company paid MLPF&S a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. MLPF&S was responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of Merrill Lynch is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of Merrill Lynch. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch Corporate and Institutional Client Group L.P. ("ML CICG"), an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("MLCS"), which in turn, is a wholly-owned subsidiary of Merrill Lynch. As of June 30, 2007, 2,000,000 Units were beneficially owned by ML CICG.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). The reverse repurchase agreement includes a swap component. Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to zero on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. The transfer of the U.S. Treasury Notes under the Reverse Repurchase Agreement was treated as a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from Merrill Lynch pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from MLCS pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the note from ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. At June 30, 2007, the notional amount was $694,445. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with Merrill Lynch or its affiliates was August 10, 2000.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Company also has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of BlackRock Advisors, LLC as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006 BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM and MLIM LLC was the security lending agent. BIM, may, on behalf of the Company, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates.

3. Capital Stock Transactions:

During the six months ended June 30, 2007 and the year ended December 31, 2006, Units outstanding remained constant.

Officers and Managers
                                    --------------------------------------------
Thomas F. Finley - President        Effective August 29, 2007, the Board of
Sheikh Omer-Farooq - Treasurer      Managers appointed Sheikh Omer-Farooq as the
Timothy Flynn - Manager             Treasurer of the Company and Paul Bloshuk as
Paul Bloshuk - Manager              a Manager of the Company.
Thomas Irvin - Manager              --------------------------------------------

Custodian

State Street Bank & Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, NJ 08536

Availability of Quarterly Schedule of Investments

      The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting

      A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Company voted proxies relating to securities held in the Company's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 -    Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of September 7, 2007. Not Applicable - The registrant has no investment advisor or portfolio manager. No trading occurred during the semi-annual fiscal period ending June 30, 2007.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -   Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Not Applicable

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC


By: /s/ Thomas F. Finley
    ------------------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware, LLC

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas F. Finley
    ------------------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware, LLC

Date: September 7, 2007


By: /s/ Sheikh Omer-Farooq
    ------------------------------------
    Sheikh Omer-Farooq,
    Treasurer of
    Government Securities Delaware, LLC

Date: September 7, 2007